Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
22. Other liabilities
Accruals and deferred income	£ 2,428	£ 2,419
Other creditors	2,250	2,116
Items in the course of collection due to other banks	58	175
Lease liabilities	515	529
Other liabilities	£ 5,251	£ 5,239